SUPPLEMENT TO THE PROSPECTUS

OF

EVERGREEN STATE MUNICIPAL BOND FUNDS

I.              Evergreen California Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and California state income tax as part of a long-term strategy of achieving tax-advantaged total return.

                Evergreen Connecticut Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Connecticut state income tax as part of a long-term strategy of achieving tax-advantaged total return.

                Evergreen New Jersey Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and New Jersey state income tax as part of a long-term strategy of achieving tax-advantaged total return.

                Evergreen New York Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and New York state income tax as part of a long-term strategy of achieving tax-advantaged total return.

                Evergreen Pennsylvania Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return.

December 8, 2006

II.            Evergreen California Municipal Bond Fund (the “Fund”)

Effective February 27, 2007, the section in the Fund’s prospectus entitled “INVESTMENT STRATEGY" is revised to replace the first sentence of the fifth paragraph with the following:

                The Fund may invest in bonds of any maturity or duration; however, the Fund’s dollar-weighted average maturity is generally not expected to exceed 20 years.

February 27, 2007	578963 (2/07)